Trading Account Profits and Losses (Tables)	12 Months Ended
Mar. 31, 2024
Trading Account Profits And Losses [Abstract]
Net Trading Gains (Losses)
Net trading losses for the fiscal years ended March 31, 2022, 2023 and 2024 were comprised of the following:

	2022	2023	2024
	(in millions)
Interest rate and other derivative contracts	¥(102,122)	¥238,162	¥(947,069)
Trading account securities, excluding derivatives	(722,298)	(1,030,260)	248,020
Trading account losses—net	(824,420)	(792,098)	(699,049)
Foreign exchange derivative contracts(1)	(44,693)	57,914	(406,744)
Net trading losses	¥(869,113)	¥(734,184)	¥(1,105,793)

Note:
(1)Gains (losses) on foreign exchange derivative contracts are included in Foreign exchange gains (losses)—net in the accompanying consolidated statements of operations. Foreign exchange gains (losses)—net in the accompanying consolidated statements of operations are also comprised of foreign exchange losses other than derivative contracts and foreign exchange gains related to the fair value option.